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                                  FORM N-SAR
                              SEMI-ANNUAL REPORT
                      FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending:     /  / (a)

   or fiscal year ending:              12/31/07 (b)

Is this a transition report?:  (Y/N)   N
                                      ___

Is this an amendment to a previous filing? (Y/N) N
                                                ___

Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1.  A.  Registrant Name:           American International Life Assurance
                                   Company of New York
                                   Variable Account B

    B.  File Number:               811-04865-01

    C.  Telephone Number:          (713) 831-3504

2.  A.  Street:                    2727-A Allen Parkway

    B.  City: Houston  C. State: TX  D. Zip Code: 77019     Zip Ext: 2191

    E.  Foreign Country:                 Foreign Postal Code:

3.  Is this the first filing on this form by Registrant? (Y/N)          N

4.  Is this the last filing on this form by Registrant? (Y/N)           N

5.  Is Registrant a small business investment company                   N
    (SBIC)?(Y/N) [If answer is "Y" (Yes), complete only items
    89 through 110.]

6.  Is Registrant a unit investment trust (UIT)?(Y/N) [If               Y
    answer is "Y" (Yes) complete only items 111 through 132.]

7. A. Is Registrant a series or multiple portfolio company?(Y/N) [If answer is "N" (No), go to item 8.]

    B.  How many separate series or portfolios did Registrant       _________
        have at the end of the period

                                      1

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For period ending 12/31/07                              If filing more than one
               ________

File number 811- 04865-01                               Page 2, "X" box:   [ ]
          __________

UNIT INVESTMENT TRUSTS

111. A.  [/] Depositor Name: American International Life Assurance Company of
             New York
                             __________________________

     B.  [/] File Number (If any): _____________________

     C.  [/] City: New York  State: NY  Zip Code: 10005  Zip Ext.: ___
                   __________       __            _____

         [/] Foreign Country: _____________ Foreign Postal Code: ______


111. A.  [/] Depositor Name: ______________________________________

     B.  [/] File Number (If any): ________________________________

     C.  [/] City: __________   State: __   Zip Code: _____   Zip Ext.: ___

         [/] Foreign Country: _____________ Foreign Postal Code: ______


112. A.  [/] Sponsor Name: American International Life Assurance Company of
             New York
                           __________________________

     B.  [/] File Number (If any): ______________________________

     C.  [/] City: New York  State: NY  Zip Code: 10005  Zip Ext.: ___
                   __________       __            _____

         [/] Foreign Country: _____________ Foreign Postal Code: ___________


112. A.  [/] Sponsor Name: _______________________________

     B.  [/] File Number (If any): __________________________

     C.  [/] City: __________   State: __   Zip Code: _____   Zip Ext.:___

         [/] Foreign Country: _____________ Foreign Postal Code: ______

                                      2

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For period ending 12/31/07                              If filing more than one
             ________

File number 811- 04865-01                               Page 3, "X" box:   [ ]
          __________

113. A.  [/] Trustee Name: _______________________

     B.  [/] City: _________   State: __   Zip Code: _____   Zip Ext.: ___

         [/] Foreign Country: _____________ Foreign Postal Code: ______


113. A.  [/] Trustee Name: _________________________

     B.  [/] City: __________   State: __   Zip Code: _____   Zip Ext.: ___

         [/] Foreign Country: _____________ Foreign Postal Code: ______


114. A.  [/] Principal Underwriter Name: American General Equity Services
                                         Corporation
                                         ________________________________

     B.  [/] File Number: 8-15847
                          _______

     C.  [/] City: Houston   State: TX   Zip Code: 77019   Zip Ext.: ___
                   _______          __             _____

         [/] Foreign Country: _____________ Foreign Postal Code: ______


114. A.  [/] Principal Underwriter Name: ____________________

     B.  [/] File Number: __________

     C.  [/] City: __________   State: __   Zip Code: _____   Zip Ext.: ___

         [/] Foreign Country: _____________ Foreign Postal Code: ______


115. A.  [/] Independent Public Accountant Name: PricewaterhouseCoopers LLP
                                                 __________________________

     B.  [/] City: Houston   State: TX   Zip Code: 77002   Zip Ext.: ___
                   _______          __             _____

         [/] Foreign Country: _____________ Foreign Postal Code: ______


115. A.  [/] Independent Public Accountant Name: __________________

     B.  [/] City: __________   State: __   Zip Code: _____   Zip Ext.: ___

         [/] Foreign Country: _____________ Foreign Postal Code: ______

                                      3

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For period ending 12/31/07                              If filing more than one
                  ________

File number 811- 04865-01                               Page 4, "X" box:   [ ]
            _____________

116. Family of investment companies information:

     A.  [/] Is Registrant part of a family of investment companies?(Y/N)   Y
                                                                          -----
                                                                           Y/N

     B.  [/] Identify the family in 10 letters AGLSEPACCT
                                               __________

             (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117. A.  [/] Is Registrant a separate account of an insurance               Y
             company?(Y/N)                                                -----
                                                                           Y/N

     If answer is "Y"(Yes), are any of the following types of contracts funded by the Registrant?:

     B.  [/] Variable annuity contracts?(Y/N)                               N
                                                                          -----
                                                                           Y/N

     C.  [/] Scheduled premium variable life contracts?(Y/N)                N
                                                                          -----
                                                                           Y/N

     D.  [/] Flexible premium variable life contracts?(Y/N)                 Y
                                                                          -----
                                                                           Y/N

     E.  [/] Other types of insurance products registered under the         N
             Securities Act of 1933?(Y/N)                                 -----
                                                                           Y/N

118: [/] State the number of series existing at the end of the period
         that had securities registered under the Securities Act of         1
         1933                                                             -----

119. [/] State the number of new series for which registration
         statements under the Securities Act of 1933 became effective       0
         during the period                                                -----

120. [/] State the total value of the portfolio securities on the date
         of deposit for the new series included in item                   $  0
         119($000's omitted)                                              -----

121. [/] State the number of series for which a current prospectus was      1
         in existence at the end of the period                            -----

122. [/] State the number of existing series for which additional units
         were registered under the Securities Act of 1933                   0
         during the current period                                        -----

                                      4

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For period ending 12/31/07                              If filing more than one
               ________

File number 811- 04865-01                               Page 5, "X" box:   [ ]
           __________

123. [/]   State the total value of the additional units considered in  $  0
           answering item 122($000's omitted)                           -----

124. [/]   State the total value of units of prior series that were
           placed in the portfolios of subsequent series during the
           current period (the value of these units is to be measured
           on the date they were placed in the subsequent               $  0
           series)($000's omitted)                                      -----

125. [/]   State the total dollar amount of sales loads collected
           (before reallowances to other brokers or dealers) by
           Registrant's principal underwriter and any underwriter
           which is an affiliated person of the principal underwriter   $ 49
           during the current period solely from the sale of units of
           all series of Registrant ($000's omitted)                    -----

126. [/]   Of the amount shown in item 125, state the total dollar
           amount of sales loads collected from secondary market
           operations in Registrant's units (include the sales loads,
           if any, collected on units of a prior series placed in the   $  0
           portfolio of a subsequent series.) ($000's omitted)          -----

127. [/] List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                       Number    Total Assets   Total Income
                                      of Series    ($000's     Distributions
                                      Investing    omitted)   ($000's omitted)
                                     ----------- ------------ ----------------
A.  U.S. Treasury direct issue                   $              $
                                     -----------  -----------    -----------
B.  U.S. Government agency                       $              $
                                     -----------  -----------    -----------
C.  State and municipal tax-free                 $              $
                                     -----------  -----------    -----------
D.  Public utility debt                          $              $
                                     -----------  -----------    -----------
E.  Brokers or dealers debt or debt              $              $
    of brokers' or dealers' parent   -----------  -----------    -----------

F.  All other corporate intermed. &              $              $
    long-term debt                   -----------  -----------    -----------

G.  All other corporate short-term               $              $
    debt                             -----------  -----------    -----------

H.  Equity securities of brokers or
    dealers or parents of brokers                $              $
    or dealers                       -----------  -----------    -----------

I.  Investment company equity                    $              $
    securities                       -----------  -----------    -----------

J.  All other equity securities           1      $     15,078   $        266
                                     -----------  -----------    -----------
K.  Other securities                             $              $
                                     -----------  -----------    -----------

L.  Total assets of all series of         1      $     15,078   $        266
    registrant                       -----------  -----------    -----------

                                      5

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For period ending 12/31/07                              If filing more than one
               ________

File number 811- 04865-01                               Page 6, "X" box:   [ ]
           __________

128. [/] Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity
         other than the issuer?(Y/N)                                       N
                                                                         ------
                                                                          Y/N

         [If answer is "N"(No), go to item 131.]

129. [/] Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the
         end of the current period?(Y/N)                                 ------
                                                                          Y/N

         [If answer is "N" (No), go to item 131.]

130. [/] In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129
         derived from insurance or guarantees?(Y/N)                      ------
                                                                          Y/N

131. [/] Total expenses incurred by all series of Registrant during the
         current reporting period ($000's omitted)                       $ 126
                                                                          ____

132. [/] List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

        811-____      811-____      811-____      811-____      811-____

        811-____      811-____      811-____      811-____      811-____

        811-____      811-____      811-____      811-____      811-____

        811-____      811-____      811-____      811-____      811-____

        811-____      811-____      811-____      811-____      811-____

        811-____      811-____      811-____      811-____      811-____

        811-____      811-____      811-____      811-____      811-____

        811-____      811-____      811-____      811-____      811-____

                                      6

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                                  SIGNATURES

This Report is signed on behalf of the registrant in the City of Houston and the State of Texas on this 15th day of February, 2008.

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT B
      (Name of Registrant)

BY:AMERICAN INTERNATIONAL LIFE ASSURANCE
   COMPANY OF NEW YORK
   (Name of Depositor)

By:    /s/ EDWARD F. BACON              Witness: /s/ LAUREN W. JONES
       -------------------                       -------------------
       Edward F. Bacon                           Lauren W. Jones
       Vice President                            Assistant Secretary
       American International                    American International
       Life Assurance Company of                 Life Assurance Company of
       New York                                  New York